Senior Unsecured Bond - Schedule of Breakdwn of Senior Unsecured Bond and Total Deferred Financig Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total Bond, net of deferred financing costs	$ (772,190)	$ (628,872)
2017 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	(100,000)	(125,000)
Less deferred financing costs	1,416
Total Bond, net of deferred financing costs	$ (98,584)	$ (125,000)